LOANS AND ADVANCES TO CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Loans And Advances To Customers
Loans and advances to customers
		R$ thousand
	On December 31, 2021	On December 31, 2020
Companies	293,491,411	256,810,316
- Financing and On-lending	111,905,705	108,461,841
- Financing and export	46,635,544	51,461,844
- Housing loans	14,135,803	18,538,907
- Onlending BNDES/Finame	16,079,517	16,691,762

	R$ thousand
	On December 31, 2021	On December 31, 2020
- Vehicle loans	18,927,295	13,589,893
- Import	13,055,441	5,696,949
- Leases	3,072,105	2,482,486
- Borrowings	169,606,160	140,384,792
- Working capital	101,989,937	91,405,458
- Rural loans	5,502,190	4,956,707
- Other	62,114,033	44,022,627
- Limit operations (1)	11,979,546	7,963,683
- Credit card	5,723,165	3,966,504
- Overdraft for corporates/Individuals	6,256,381	3,997,179
		-
Individuals	320,342,196	256,406,447
- Financing and On-lending	119,730,088	93,134,830
- Housing loans	81,712,089	59,064,431
- Vehicle loans	30,884,597	27,818,022
- Onlending BNDES/Finame	6,961,700	6,105,589
- Other	171,702	146,788
- Borrowings	142,243,997	118,655,689
- Payroll-deductible loans	84,535,206	69,897,126
- Personal credit	31,052,154	24,033,559
- Rural loans	10,348,497	8,419,040
- Other	16,308,140	16,305,964
- Limit operations (1)	58,368,111	44,615,928
- Credit card	53,771,164	41,229,795
- Overdraft for corporates/Individuals	4,596,947	3,386,133
Total portfolio	613,833,607	513,216,763
(1)	Refers to outstanding operations with pre-established limits linked to current account and credit card, whose limits are automatically recomposed as the amounts used are paid.

Loans and advances to customers include the following financial lease receivables.

Loans and advances to customers include the following financial lease receivables.

		R$ thousand
	On December 31, 2021	On December 31, 2020
Gross investments in financial leases receivable:		-
Up to one year	1,196,366	1,013,244
From one to five years	1,392,801	1,489,536
Over five years	694,556	143,658
Impairment loss on finance leases	(57,535)	(70,468)
Net investment	3,226,188	2,575,970
		-
Net investments in finance leases:		-
Up to one year	1,174,549	987,530
From one to five years	1,358,550	1,446,058
Over five years	693,089	142,382
Total	3,226,188	2,575,970

Reconciliation of the gross book value of loans and advances to customers

Reconciliation of the gross book value of loans and advances to customers

Stage 1										R$ thousand
	Balance on December 31, 2020	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Accumulated amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2021

Companies	217,561,123	(3,108,964)	(980,917)	1,593,772	199,175	(23,949,966)	168,208,771	(104,233,887)	-	255,289,107
- Financing	94,231,267	(908,149)	(189,983)	579,002	24,113	(11,279,214)	57,000,287	(39,301,409)	-	100,155,914
- Borrowings	116,800,205	(1,787,523)	(665,168)	868,348	165,127	(12,670,752)	107,605,738	(64,872,688)	-	145,443,287
- Revolving	6,529,651	(413,292)	(125,766)	146,422	9,935	-	3,602,746	(59,790)	-	9,689,906
Individuals	195,239,164	(7,139,615)	(3,661,718)	12,942,485	863,078	(10,699,421)	142,922,899	(57,831,204)	-	272,635,668
- Financing	81,332,376	(4,113,805)	(433,652)	2,878,902	73,321	(8,326,024)	51,195,741	(15,048,077)	-	107,558,782
- Borrowings	79,213,356	(1,127,801)	(1,709,840)	8,315,591	618,100	(2,373,397)	79,553,749	(43,916,435)	-	118,573,323
- Revolving	34,693,432	(1,898,009)	(1,518,226)	1,747,992	171,657	-	12,173,409	1,133,308	-	46,503,563
Total	412,800,287	(10,248,579)	(4,642,635)	14,536,257	1,062,253	(34,649,387)	311,131,670	(162,065,091)	-	527,924,775

Stage 2										R$ thousand
	Balance on December 31, 2020	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Accumulated amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2021

Companies	13,960,366	(1,593,772)	(594,262)	3,108,964	505,019	(719,581)	6,266,004	(6,813,101)	-	14,119,637
- Financing	6,878,331	(579,002)	(258,817)	908,149	19,994	(841,508)	989,891	(1,655,141)	-	5,461,897
- Borrowings	6,329,980	(868,348)	(282,480)	1,787,523	452,273	121,927	4,596,735	(5,055,570)	-	7,082,040
- Revolving	752,055	(146,422)	(52,965)	413,292	32,752	-	679,378	(102,390)	-	1,575,700
Individuals	38,023,532	(12,942,485)	(2,313,732)	7,139,615	1,463,999	(8,310,115)	8,960,243	(8,945,309)	-	23,075,748
- Financing	10,655,990	(2,878,902)	(752,245)	4,113,805	208,332	(294,587)	3,036,579	(3,609,218)	-	10,479,754
- Borrowings	22,782,488	(8,315,591)	(978,590)	1,127,801	969,332	(8,015,528)	4,144,977	(4,983,727)	-	6,731,162
- Revolving	4,585,054	(1,747,992)	(582,897)	1,898,009	286,335	-	1,778,687	(352,364)	-	5,864,832
Total	51,983,898	(14,536,257)	(2,907,994)	10,248,579	1,969,018	(9,029,696)	15,226,247	(15,758,410)	-	37,195,385

Stage 3										R$ thousand
	Balance on December 31, 2020	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Accumulated amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2021

Companies	25,288,827	(199,175)	(505,019)	980,917	594,262	244,809	10,389,522	(7,900,553)	(4,810,923)	24,082,667
- Financing	7,352,243	(24,113)	(19,994)	189,983	258,817	503,893	911,654	(2,267,756)	(616,833)	6,287,894
- Borrowings	17,254,607	(165,127)	(452,273)	665,168	282,480	(259,084)	9,242,876	(5,788,533)	(3,699,282)	17,080,832
- Revolving	681,977	(9,935)	(32,752)	125,766	52,965	-	234,992	155,736	(494,808)	713,941
Individuals	23,143,751	(863,078)	(1,463,999)	3,661,718	2,313,732	1,311,072	13,739,385	(7,098,812)	(10,112,989)	24,630,780
- Financing	1,146,464	(73,321)	(208,332)	433,652	752,245	827,384	394,249	(1,165,852)	(414,940)	1,691,549
- Borrowings	16,659,845	(618,100)	(969,332)	1,709,840	978,590	483,688	11,892,438	(7,168,430)	(6,029,025)	16,939,514
- Revolving	5,337,442	(171,657)	(286,335)	1,518,226	582,897	-	1,452,698	1,235,470	(3,669,024)	5,999,717
Total	48,432,578	(1,062,253)	(1,969,018)	4,642,635	2,907,994	1,555,881	24,128,907	(14,999,365)	(14,923,912)	48,713,447

Consolidated - 3 stages						R$ thousand
	Balance on December 31, 2020	Accumulated amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2021

Companies	256,810,316	(24,424,738)	184,864,297	(118,947,541)	(4,810,923)	293,491,411
- Financing	108,461,841	(11,616,829)	58,901,832	(43,224,306)	(616,833)	111,905,705
- Borrowings	140,384,792	(12,807,909)	121,445,349	(75,716,791)	(3,699,282)	169,606,159
- Revolving	7,963,683	-	4,517,116	(6,444)	(494,808)	11,979,547
Individuals	256,406,447	(17,698,464)	165,622,527	(73,875,325)	(10,112,989)	320,342,196
- Financing	93,134,830	(7,793,227)	54,626,569	(19,823,147)	(414,940)	119,730,085
- Borrowings	118,655,689	(9,905,237)	95,591,164	(56,068,592)	(6,029,025)	142,243,999
- Revolving	44,615,928	-	15,404,794	2,016,414	(3,669,024)	58,368,112
Total	513,216,763	(42,123,202)	350,486,824	(192,822,866)	(14,923,912)	613,833,607

(1) Composed of advanced settlements, maturities and changes.

Stage 1										R$ thousand
	Balance on December 31, 2019	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Accumulated amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2020

Companies	193,236,364	(2,206,226)	(1,490,046)	330,715	67,187	(9,770,601)	149,850,120	(112,456,390)	-	217,561,123
- Financing	91,632,329	(1,266,291)	(1,000,667)	99,463	41,167	(4,828,945)	48,408,504	(38,854,293)	-	94,231,267
- Borrowings	91,448,563	(543,880)	(294,077)	193,710	21,172	(4,941,656)	99,438,789	(68,522,416)	-	116,800,205
- Revolving	10,155,472	(396,055)	(195,302)	37,542	4,848	-	2,002,827	(5,079,681)	-	6,529,651
Individuals	199,384,196	(14,601,213)	(4,693,118)	1,217,269	580,355	(14,887,045)	105,059,308	(76,820,588)	-	195,239,164
- Financing	72,998,157	(5,142,405)	(587,237)	492,025	25,325	(8,377,986)	41,562,050	(19,637,553)	-	81,332,376
- Borrowings	88,176,321	(6,647,911)	(1,926,044)	456,863	13,417	(6,509,059)	55,442,719	(49,792,950)	-	79,213,356
- Revolving	38,209,718	(2,810,897)	(2,179,837)	268,381	541,613	-	8,054,539	(7,390,085)	-	34,693,432
Total	392,620,560	(16,807,439)	(6,183,164)	1,547,984	647,542	(24,657,646)	254,909,428	(189,276,978)	-	412,800,287

Stage 2										R$ thousand
	Balance on December 31, 2019	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Accumulated amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2020

Companies	13,106,024	(330,715)	(1,385,968)	2,206,226	77,803	(2,378,718)	8,504,101	(5,838,387)	-	13,960,366
- Financing	5,732,352	(99,463)	(693,154)	1,266,291	57,520	(1,380,199)	2,906,774	(911,790)	-	6,878,331
- Borrowings	6,758,152	(193,710)	(630,399)	543,880	17,128	(998,519)	5,352,796	(4,519,348)	-	6,329,980
- Revolving	615,520	(37,542)	(62,415)	396,055	3,155	-	244,531	(407,249)	-	752,055
Individuals	19,594,715	(1,217,269)	(2,071,615)	14,601,213	794,308	(12,773,924)	29,573,277	(10,477,173)	-	38,023,532
- Financing	4,567,302	(492,025)	(220,419)	5,142,405	140,369	(5,444,290)	8,404,759	(1,442,111)	-	10,655,990
- Borrowings	12,019,579	(456,863)	(1,161,812)	6,647,911	62,719	(7,329,634)	20,588,030	(7,587,442)	-	22,782,488
- Revolving	3,007,834	(268,381)	(689,384)	2,810,897	591,220	-	580,488	(1,447,620)	-	4,585,054
Total	32,700,739	(1,547,984)	(3,457,583)	16,807,439	872,111	(15,152,642)	38,077,378	(16,315,560)	-	51,983,898

Stage 3										R$ thousand
	Balance on December 31, 2019	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Accumulated amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2020
Companies	20,633,998	(67,187)	(77,803)	1,490,046	1,385,968	(2,680,887)	14,626,196	(4,801,095)	(5,220,409)	25,288,827
- Financing	6,773,700	(41,167)	(57,520)	1,000,667	693,154	(1,211,218)	2,056,572	(584,841)	(1,277,104)	7,352,243
- Borrowings	13,121,182	(21,172)	(17,128)	294,077	630,399	(1,469,669)	12,159,563	(3,896,608)	(3,546,037)	17,254,607
- Revolving	739,116	(4,848)	(3,155)	195,302	62,415	-	410,061	(319,646)	(397,268)	681,977
Individuals	11,437,078	(580,355)	(794,308)	4,693,118	2,071,615	(3,953,496)	19,547,102	2,528,559	(11,805,562)	23,143,751
- Financing	1,049,805	(25,325)	(140,369)	587,237	220,419	(813,396)	1,085,403	(376,824)	(440,486)	1,146,464
- Borrowings	5,231,519	(13,417)	(62,719)	1,926,044	1,161,812	(3,140,100)	16,349,733	1,491,101	(6,284,128)	16,659,845
- Revolving	5,155,754	(541,613)	(591,220)	2,179,837	689,384	-	2,111,966	1,414,282	(5,080,948)	5,337,442
Total	32,071,076	(647,542)	(872,111)	6,183,164	3,457,583	(6,634,383)	34,173,298	(2,272,536)	(17,025,971)	48,432,578

Consolidated - 3 stages						R$ thousand
	Balance on December 31, 2019	Accumulated amortization	Originated	Constitution/ (Reversal) (1)	(Write off)	Balance on December 31, 2020

Companies	226,976,386	(14,830,206)	172,980,417	(123,095,872)	(5,220,409)	256,810,316
- Financing	104,138,381	(7,420,362)	53,371,850	(40,350,924)	(1,277,104)	108,461,841
- Borrowings	111,327,897	(7,409,844)	116,951,148	(76,938,372)	(3,546,037)	140,384,792
- Revolving	11,510,108	-	2,657,419	(5,806,576)	(397,268)	7,963,683
Individuals	230,415,989	(31,614,465)	154,179,687	(84,769,202)	(11,805,562)	256,406,447
- Financing	78,615,264	(14,635,672)	51,052,212	(21,456,488)	(440,486)	93,134,830
- Borrowings	105,427,419	(16,978,793)	92,380,482	(55,889,291)	(6,284,128)	118,655,689
- Revolving	46,373,306	-	10,746,993	(7,423,423)	(5,080,948)	44,615,928
Total	457,392,375	(46,444,671)	327,160,104	(207,865,074)	(17,025,971)	513,216,763

(1) Composed of advanced settlements, maturities and changes.

Reconciliation of expected losses from loans and advances to customers

Reconciliation of expected losses from loans and advances to customers

Stage 1										R$ thousand
	Balance on December 31, 2020	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2021

Companies	4,657,940	(157,782)	(54,858)	192,483	124,467	(1,142,215)	2,738,532	(1,801,747)	-	4,556,820
- Financing	1,434,546	(21,869)	(5,663)	90,143	16,105	(133,108)	615,002	(472,624)	-	1,522,532
- Borrowings	2,748,583	(103,659)	(39,773)	88,400	87,702	(1,009,107)	1,952,341	(1,236,327)	-	2,488,160
- Revolving	474,811	(32,254)	(9,422)	13,940	20,660	-	171,189	(92,796)	-	546,128
Individuals	6,263,052	(337,964)	(229,070)	1,413,258	531,607	(338,961)	4,231,021	(3,126,787)	-	8,406,156
- Financing	763,932	(82,314)	(14,406)	585,259	37,863	(252,016)	625,515	(726,009)	-	937,824
- Borrowings	2,077,714	(80,969)	(79,133)	646,839	274,566	(86,945)	2,546,460	(1,929,237)	-	3,369,295
- Revolving	3,421,406	(174,681)	(135,531)	181,160	219,178	-	1,059,046	(471,541)	-	4,099,037
Total	10,920,992	(495,746)	(283,928)	1,605,741	656,074	(1,481,176)	6,969,553	(4,928,534)	-	12,962,976

Stage 2										R$ thousand
	Balance on December 31, 2020	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2021

Companies	1,545,667	(192,483)	(97,676)	157,782	299,254	(132,762)	864,510	(974,576)	-	1,469,716
- Financing	499,494	(90,143)	(40,825)	21,869	11,304	(118,985)	111,867	(87,265)	-	307,316
- Borrowings	937,652	(88,400)	(46,682)	103,659	262,790	(13,777)	672,728	(854,447)	-	973,523
- Revolving	108,521	(13,940)	(10,169)	32,254	25,160	-	79,915	(32,864)	-	188,877
Individuals	6,794,923	(1,413,258)	(698,784)	337,964	606,956	(1,945,420)	2,594,789	(1,305,524)	-	4,971,646
- Financing	3,104,787	(585,259)	(374,649)	82,314	118,412	(1,505,518)	455,748	56,413	-	1,352,248
- Borrowings	2,939,423	(646,839)	(213,992)	80,969	307,151	(439,902)	1,703,515	(1,360,459)	-	2,369,866
- Revolving	750,713	(181,160)	(110,143)	174,681	181,393	-	435,526	(1,478)	-	1,249,532
Total	8,340,590	(1,605,741)	(796,460)	495,746	906,210	(2,078,182)	3,459,299	(2,280,100)	-	6,441,362

Stage 3										R$ thousand
	Balance on December 31, 2020	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2021

Companies	14,316,381	(124,467)	(299,254)	54,858	97,676	787,993	4,968,963	(1,924,989)	(4,810,923)	13,066,238
- Financing	4,055,197	(16,105)	(11,304)	5,663	40,825	296,523	500,950	(950,600)	(616,833)	3,304,316
- Borrowings	9,768,315	(87,702)	(262,790)	39,773	46,682	491,470	4,340,731	(1,357,113)	(3,699,282)	9,280,084
- Revolving	492,869	(20,660)	(25,160)	9,422	10,169	-	127,282	382,724	(494,808)	481,838
Individuals	12,179,688	(531,607)	(606,956)	229,070	698,784	2,051,282	6,487,763	3,316,731	(10,112,989)	13,711,766
- Financing	625,961	(37,863)	(118,412)	14,406	374,649	542,473	212,563	(183,567)	(414,940)	1,015,270
- Borrowings	7,643,173	(274,566)	(307,151)	79,133	213,992	1,508,809	5,493,605	563,708	(6,029,025)	8,891,678
- Revolving	3,910,554	(219,178)	(181,393)	135,531	110,143	-	781,595	2,936,590	(3,669,024)	3,804,818
Total	26,496,069	(656,074)	(906,210)	283,928	796,460	2,839,275	11,456,726	1,391,742	(14,923,912)	26,778,004

Consolidated - 3 stages						R$ thousand
	Balance on December 31, 2020	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2021

Companies	20,519,988	(486,984)	8,572,005	(4,701,312)	(4,810,923)	19,092,774
- Financing	5,989,237	44,430	1,227,819	(1,510,489)	(616,833)	5,134,164
- Borrowings	13,454,550	(531,414)	6,965,800	(3,447,887)	(3,699,282)	12,741,767
- Revolving	1,076,201	-	378,386	257,064	(494,808)	1,216,843
Individuals	25,237,663	(233,099)	13,313,573	(1,115,580)	(10,112,989)	27,089,568
- Financing	4,494,680	(1,215,061)	1,293,826	(853,163)	(414,940)	3,305,342
- Borrowings	12,660,310	981,962	9,743,580	(2,725,988)	(6,029,025)	14,630,839
- Revolving	8,082,673	-	2,276,167	2,463,571	(3,669,024)	9,153,387
Total (1)	45,757,651	(720,083)	21,885,578	(5,816,892)	(14,923,912)	46,182,342

(1) Consider expected losses on loans, commitments to be released and financial guarantees provided.

Stage 1										R$ thousand
	Balance on December 31, 2019	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2020

Companies	5,248,063	(123,246)	(75,367)	60,005	61,068	(903,698)	3,371,617	(2,980,502)	-	4,657,940
- Financing	1,705,068	(49,907)	(27,696)	16,574	31,255	(333,242)	658,126	(565,632)	-	1,434,546
- Borrowings	3,176,569	(53,547)	(37,344)	39,733	22,403	(570,456)	2,410,885	(2,239,660)	-	2,748,583
- Revolving	366,426	(19,792)	(10,327)	3,698	7,410	-	302,606	(175,210)	-	474,811
Individuals	7,818,574	(697,750)	(395,724)	131,913	735,688	(528,786)	1,675,794	(2,476,657)	-	6,263,052
- Financing	939,390	(119,136)	(18,889)	63,780	9,837	(269,484)	497,334	(338,900)	-	763,932
- Borrowings	2,253,045	(210,380)	(79,140)	28,887	8,422	(259,302)	1,653,102	(1,316,920)	-	2,077,714
- Revolving	4,626,139	(368,234)	(297,695)	39,246	717,429	-	(474,642)	(820,837)	-	3,421,406
Total	13,066,637	(820,996)	(471,091)	191,918	796,756	(1,432,484)	5,047,411	(5,457,159)	-	10,920,992

Stage 2										R$ thousand
	Balance on December 31, 2019	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2020

Companies	1,890,105	(60,005)	(265,984)	123,246	38,907	(204,168)	1,255,949	(1,232,383)	-	1,545,667
- Financing	216,936	(16,574)	(37,785)	49,907	17,910	(16,975)	346,847	(60,772)	-	499,494
- Borrowings	1,610,244	(39,733)	(221,113)	53,547	15,372	(187,193)	840,047	(1,133,519)	-	937,652
- Revolving	62,925	(3,698)	(7,086)	19,792	5,625	-	69,055	(38,092)	-	108,521
Individuals	2,745,182	(131,913)	(421,879)	697,750	538,366	15,143	4,766,938	(1,414,664)	-	6,794,923
- Financing	603,412	(63,780)	(29,919)	119,136	62,383	400,501	2,185,389	(172,335)	-	3,104,787
- Borrowings	1,647,973	(28,887)	(246,523)	210,380	36,954	(385,358)	2,714,098	(1,009,214)	-	2,939,423
- Revolving	493,797	(39,246)	(145,437)	368,234	439,029	-	(132,549)	(233,115)	-	750,713
Total	4,635,287	(191,918)	(687,863)	820,996	577,273	(189,025)	6,022,887	(2,647,047)	-	8,340,590

Stage 3										R$ thousand
	Balance on December 31, 2019	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Balance on December 31, 2020

Companies	12,248,924	(61,068)	(38,907)	75,367	265,984	298,005	8,314,816	(1,566,331)	(5,220,409)	14,316,381
- Financing	2,996,708	(31,255)	(17,910)	27,696	37,785	970,922	1,224,427	123,928	(1,277,104)	4,055,197
- Borrowings	8,700,237	(22,403)	(15,372)	37,344	221,113	(672,917)	6,627,728	(1,561,378)	(3,546,037)	9,768,315
- Revolving	551,979	(7,410)	(5,625)	10,327	7,086	-	462,661	(128,881)	(397,268)	492,869
Individuals	8,201,536	(735,688)	(538,366)	395,724	421,879	(405,497)	11,224,590	5,421,072	(11,805,562)	12,179,688
- Financing	530,122	(9,837)	(62,383)	18,889	29,919	(45,990)	589,605	16,122	(440,486)	625,961
- Borrowings	3,733,550	(8,422)	(36,954)	79,140	246,523	(359,507)	7,443,890	2,829,081	(6,284,128)	7,643,173
- Revolving	3,937,864	(717,429)	(439,029)	297,695	145,437	-	3,191,095	2,575,869	(5,080,948)	3,910,554
Total	20,450,460	(796,756)	(577,273)	471,091	687,863	(107,492)	19,539,406	3,854,741	(17,025,971)	26,496,069

Consolidated - 3 stages						R$ thousand
	Expected loss on December 31, 2019	Remeasurement	Originated	Constitution/ (Reversal)	(Write off)	Expected loss on December 31, 2020

Companies	19,387,092	(809,861)	12,942,382	(5,779,216)	(5,220,409)	20,519,988
- Financing	4,918,712	620,705	2,229,400	(502,476)	(1,277,104)	5,989,237
- Borrowings	13,487,050	(1,430,566)	9,878,660	(4,934,557)	(3,546,037)	13,454,550
- Revolving	981,330	-	834,322	(342,183)	(397,268)	1,076,201
Individuals	18,765,292	(919,140)	17,667,322	1,529,751	(11,805,562)	25,237,663
- Financing	2,072,924	85,027	3,272,328	(495,113)	(440,486)	4,494,680
- Borrowings	7,634,568	(1,004,167)	11,811,090	502,947	(6,284,128)	12,660,310
- Revolving	9,057,800	-	2,583,904	1,521,917	(5,080,948)	8,082,673
Total (1)	38,152,384	(1,729,001)	30,609,704	(4,249,465)	(17,025,971)	45,757,651

(1) Consider expected losses on loans, commitments to be released and financial guarantees provided.

In order to determine possible oscillations of expected loss arising from the economic projections, simulations were made by changing the weighting of the scenarios used in the calculation of the expected loss. In the table below, we show the probabilities assigned to each scenario and the impacts:

In order to determine possible oscillations of expected loss arising from the economic projections, simulations were made by changing the weighting of the scenarios used in the calculation of the expected loss. In the table below, we show the probabilities assigned to each scenario and the impacts:

	On December 31 2021 - thousand R$
	Weighting			Constitution/ (Reversal)
	Base Scenario	Optimistic Scenario*	Pessimistic Scenario**

Simulation 1	100%	-	-	(1,054,052)
Simulation 2	-	100%	-	(2,297,413)
Simulation 3	-	-	100%	1,052,602

* Scenario in which the economy grows more than expected.
** Scenario in which the economy grows less than expected.

Expected loss on loans and advances

Expected loss on loans and advances

			R$ thousand
	Year ended December 31
	2021	2020	2019
Amount recorded	15,348,603	24,631,238	20,441,029
Amount recovered	(5,990,369)	(5,919,397)	(7,908,896)
Expected loss on loans and advances	9,358,234	18,711,841	12,532,133

The following table shows changes made and our analysis of our portfolio of renegotiated loans and advances to customers:

The following table shows changes made and our analysis of our portfolio of renegotiated loans and advances to customers:

		R$ thousand
	On December 31, 2021	On December 31, 2020
Opening balance	29,757,140	19,030,657
Additional renegotiated amounts, including interest	28,506,866	34,683,660
Payments received	(24,768,774)	(19,448,835)
Write-offs	(4,876,214)	(4,508,342)
Closing balance	28,619,018	29,757,140
Expected loss on loans and advances	(10,983,519)	(10,659,899)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	17,635,499	19,097,241
		-
Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	38.4%	35.8%
Total renegotiated loans and advances as a percentage of the total loan portfolio	4.7%	5.8%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	5.0%	3.7%